Share-based payment arrangements - Long term incentive plan 2018 (Cash-settled) (Details) $ in Thousands		12 Months Ended
	Feb. 16, 2018 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				5 years
Expense from share-based payment transactions with employees | $		$ 3,945	$ 2,411	$ 761
Long term incentive plan 2018 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments granted (in shares)	154,432
Number of phantom stocks outstanding (in shares)		0
Long term incentive plan 2018 | Key management personnel of entity or parent | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments granted (in shares)	154,432
Number of phantom stocks outstanding (in shares)		0
Expense from share-based payment transactions with employees | $		$ 0	$ 600	$ 200
Tranche one | Key management personnel of entity or parent | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage		33.30%
Tranche one | Long term incentive plan 2018 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage		33.33%
Tranche one | Long term incentive plan 2018 | Key management personnel of entity or parent | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		2 years
Annual vesting percentage		33.33%
Tranche two | Key management personnel of entity or parent | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage		33.30%
Tranche two | Long term incentive plan 2018 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage		33.33%
Tranche two | Long term incentive plan 2018 | Key management personnel of entity or parent | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Annual vesting percentage		33.33%
Tranche three | Key management personnel of entity or parent | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage		33.30%
Tranche three | Long term incentive plan 2018 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage		33.33%
Tranche three | Long term incentive plan 2018 | Key management personnel of entity or parent | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		4 years
Annual vesting percentage		33.33%